Financial instruments - Financial instruments measured at fair value (Details) - Discounted cash flow	Dec. 31, 2023
Measurement input, discount rate
Disclosure of fair value measurement of assets [abstract]
Significant unobservable input, assets (%)	0.175
Lack of marketability, measurement input
Disclosure of fair value measurement of assets [abstract]
Significant unobservable input, assets (%)	0.325